TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
TRADE AND OTHER PAYABLES
TRADE AND OTHER PAYABLES

16. TRADE AND OTHER PAYABLES

This account consists of the following:

	2024	2025
Trade payables	15,336	16,184
Other payables	454	648
Total trade and other payables	15,790	16,832

The breakdown of trade payables is as follows:

	2024	2025
Related parties
Radio frequency usage charges, concession fees, and Universal Service Obligation (“USO”) charges	2,631	2,484
Purchases of equipments, materials, and services	382	340
Payables to other telecommunication providers	248	234
Sub-total	3,261	3,058
Third parties
Purchases of equipments, materials, and services	9,725	10,003
Payables to other telecommunication providers	2,350	3,123
Sub-total	12,075	13,126
Total	15,336	16,184

Trade payables by currency are as follows:

	2024	2025
Rupiah	13,217	13,476
U.S. Dollar	2,059	2,657
Others	60	51
Total	15,336	16,184

Terms and conditions of the trade and other payables:

a.	The Group's trade payables and other payables are non-interest bearing and normally settled within 1 year term.
b.	Refer to Note 31c for details on related party transactions.
c.	Refer to Note 34b.v for the Group's liquidity risk management.

GSD, Telkom Akses, and Mitratel entered into supply chain financing with several banks. Those facilities can be used by the GSD, Telkom Akses, and Mitratel's supplier to obtain payment of invoices that have been approved to be paid by the bank in accordance with certain terms and conditions. As of December 31, 2024 and 2025, the carrying amount of liabilities under supplier finance arrangement is as follows:

	2024	2025
Liabilities under supplier finance arrangement	475	353
Total amount of which the supplier has received payment from finance provider	473	353
Range of payment due dates	1 - 3 month	1 - 3 month

There were no material business combinations or foreign exchange differences that would affect the liabilities under the supplier finance arrangement in either period. There were non-cash transfers from trade payables to bank loans under the supplier finance arrangement in 2024 and 2025 amounted to Rp115 billion and RpNil billion, respectively.